OCTOBER 31, 2000



ANNUAL REPORT

INVESCO International Funds, Inc.

EUROPEAN FUND

INTERNATIONAL BLUE CHIP VALUE FUND

"THE PAST 12 MONTHS SAW TREMENDOUS SAVINGS IN INTERNATIONAL MARKETS, REFLECTING SHIFTING ASSESSMENTS OF GLOBAL ECONOMIC RISKS AND CHANGING APPETITES FOR HIGH VALUATION GROWTH STOCKS."
SEE PAGE 9


[INVESCO ICON] INVESCO FUNDS(R)

A Member of the AMVESCAP Group

Discovering a world of opportunity in overseas markets

Fellow Shareholder:

The returns delivered by U.S. stock markets over the last several years have overshadowed the performance of many investment markets across the globe. It's reasonable to ask, with U.S. markets performing so well, why invest overseas?

That's precisely the reason you should consider other markets, of course. Although the past can't predict the future, historically, no market has outperformed for long periods of time. The U.S. and foreign markets haven't always performed in lockstep with one another, and this added diversification is one of the key reasons to consider international investing.

But there is also another important benefit of international investing: Many of today's leading companies are based overseas and are available only on overseas exchanges. Investors who focus entirely on U.S. firms may miss some of the most compelling opportunities in industries such as telecommunications, pharmaceuticals, and consumer services.

The tremendous success of the U.S. economy over the past decade can lead investors to overlook the impressive products and technologies being developed overseas. Anyone who has been to Europe recently, for example, can tell you that Europeans' use of the cell phone dwarfs our own.

Our investment professionals can help you take advantage of the exciting growth potential offered overseas. They are dedicated to finding dynamic companies that we believe will deliver strong long-term performance. Inside this annual report, you'll get a greater sense of how these international markets performed over the last year, and how our managers are positioning their portfolios to take advantage of opportunities in the future.

Our portfolio managers go the extra mile to understand each company they invest in and the environment in which it operates. When it comes to international investing, this kind of intensive research and analysis can make all the difference.

Sincerely,


/s/ Mark H. Williamson
----------------------
Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

"WHILE THE WEAKNESS IN THE EURO IS A NEAR-TERM CONCERN, WE BELIEVE THAT THE COMMON CURRENCY WILL CONTINUE TO DRIVE POWERFUL CHANGES --- INCLUDING MARKET INTEGRATION, CROSS-BORDER CONSOLIDATION AND DEREGULATION --- THAT WILL CREATE TREMENDOUS LONG-TERM VALUE FOR INVESTORS." PAGE 4

TABLE OF CONTENTS


LETTER FROM THE CHAIRMAN...............................1

FUND REPORTS...........................................3

AN INTERVIEW WITH STEVEN CHAMBERLAIN...................7

MARKET HEADLINES.......................................9

INVESTMENT HOLDINGS...................................11

FINANCIAL STATEMENTS..................................19

NOTES TO FINANCIAL STATEMENTS.........................24

FINANCIAL HIGHLIGHTS..................................30


                                        INVESCO INTERNATIONAL FUNDS, INC.
                                                   TOTAL RETURN
                                             PERIODS ENDED 10/31/00*

                                                                                              Manager's
                                        Cumulative                         10 years** or^     Report
Fund (Inception)                        6 months     1 year   5 years**    Since Inception    Page #
--------------------------------------------------------------------------------------------------------
EUROPEAN FUND-INVESTOR CLASS (6/86)      (17.10%)    22.08%   20.15%          13.35%             3
--------------------------------------------------------------------------------------------------------
EUROPEAN FUND-CLASS C (2/00)             (17.48%)    N/A      N/A            (25.56%)^+          3
--------------------------------------------------------------------------------------------------------
INTERNATIONAL BLUE CHIP
  VALUE FUND-INVESTOR CLASS (10/98)       (4.21%)    2.66%    N/A              7.18%^            5
--------------------------------------------------------------------------------------------------------
INTERNATIONAL BLUE CHIP
  VALUE FUND-CLASS C  (2/00)              (4.30%)    N/A      N/A             (7.63%)^+          5
--------------------------------------------------------------------------------------------------------

*PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED.

** AVERAGE ANNUALIZED

+ REPRESENTS THE PERIOD SHOWN, AND THEREFORE IS NOT ANNUALIZED.

^ FOR FUNDS INTRODUCED MORE RECENTLY.

EUROPEAN FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

Dear Shareholder:

We are pleased to report that the fund earned an impressive return over the past 12 months, easily outdistancing the broad European market indexes. We attribute these results to our focus on leading growth companies, which rewarded us with sizable returns that more than compensated for the weakness of the euro currency.

Our growth-oriented approach was especially beneficial during the first half of the period, when New Economy shares in dynamic industries such as technology, telecommunications, and media well-outpaced stocks in more traditional areas of the global economy. While the more recent market period has been less hospitable to high-valuation growth shares, our companies continued to prove their quality -- withstanding broad market pressures to advance further. If anything, this period has made investors more discriminating in their choice of opportunities, and has increasingly rewarded the kind of top-tier, fundamental growth companies we own.

--------------------------------------------------------------------------------
                                 EUROPEAN FUND -
                          TOP 10 COMMON STOCK HOLDINGS
                      % of Total Net Assets as of 10/31/00
--------------------------------------------------------------------------------
Vodafone Group PLC.........................................................3.47%

Tomra Systems ASA..........................................................3.37%

Telefonaktiebolaget LM Ericsson AB Series B Shrs...........................2.99%

Nokia Oyj..................................................................2.81%

Alcatel SA.................................................................2.57%

Autonomy Corp PLC..........................................................2.50%

Assa Abloy AB Series B Shrs................................................2.06%

Altran Technologies SA.....................................................2.05%

Kudelski SA Bearer Shrs....................................................1.91%

Vestas Wind Systems A/S....................................................1.81%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------

For the 12-month period ended October 31, 2000, the value of European Fund-Investor Class shares rose 22.08%. This performance easily outpaced that of the MSCI-Europe Index, which gained only 1.21% over the same period. (Of course, past performance is no guarantee of future results). (1),(2)

TELECOMMUNICATIONS EQUIPMENT PROVIDERS REWARD INVESTORS

Over the past year, we continued to focus on leading companies in industries and market niches that we believed would grow faster than the overall economy. One such area is telecommunications equipment. While our concerns over heightened competition and eroding margins led us to trim our exposure to telecommunications service providers, we continue to foresee compelling growth opportunities for companies supporting the build-out of wireless and high-speed fiber optic networks.

Companies such as Finland's Nokia Corp, Sweden's LM Ericsson and France's Alcatel SA are poised to benefit no matter which service providers emerge dominant. Nokia and Ericsson, in particular, have been tremendous performers for us over the past year, although both stocks have been besieged recently by concerns that the momentum in the wireless business, while still strong, may not measure up to the market's fevered expectations. In particular, Nokia's shares lost ground this summer after the company issued a profits warning. While we were concerned about this news, we remained confident in Nokia's management team and business prospects, and thus used the sell-off as a buying opportunity. We were rewarded for our confidence when the stock subsequently rebounded after the company reported exceptionally strong third quarter results that indicated continued growth in the wireless handset market.

FINDING WINNERS IN NONTRADITIONAL PLACES

While New Economy shares serve as the cornerstone of the portfolio, we have also found compelling growth stories in other areas of the European market. One less traditional play is Turbo Genset PLC, a manufacturer of flexible micro turbines used in localized power generation. The company is capitalizing on growing demand for reliable, decentralized energy generation needed to power data centers -- the central nervous system of the New Economy. Other standouts include Assa Abloy AB, the world's largest supplier of high quality locks, and Vestas Wind Systems A/S, the global leader in wind turbines.

Looking ahead, we remain optimistic on economic prospects for Europe. Economic growth appears to be moderating, inflation outside the energy sector remains benign, and interest rate fears have eased. While the weakness in the euro is a near-term concern, we believe that the common currency will continue to drive powerful changes -- including market integration, cross-border consolidation, and deregulation -- that will create tremendous long-term value for investors. To capitalize on these changes, we continue to focus on leading companies in the most powerful growth areas that can perform well in any kind of economic environment.

PIE CHART:  EUROPEAN FUND
            COUNTRY BREAKDOWN
            AS OF 10/31/00

[PIE CHART]

% OF TOTAL NET ASSETS

United Kingdom..................25.62%

France..........................15.44%

Switzerland.....................10.57%

Germany.........................10.10%

Sweden...........................9.48%

Netherlands......................5.44%

Spain............................3.72%

Finland..........................3.48%

Norway...........................3.37%

Denmark.......... ...............1.81%

Other Countries..................5.31%

Net Cash & Cash Equivalents......5.66%

LINE GRAPH: INVESCO EUROPEAN FUND - INVESTOR CLASS
            GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO European Fund - Investor Class to the value of a $10,000 investment in the MSCI-Europe Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 10/31/00.

            INVESCO European Fund -             MSCI-Europe Index(2)
            Investor Class

10/90       $10,000                             $10,000

10/91       $10,434                             $10,747

10/92       $9,680                              $10,597

10/93       $11,789                             $13,372

10/94       $12,666                             $14,930

10/95       $13,986                             $16,972

10/96       $17,268                             $20,018

10/97       $20,390                             $25,303

10/98       $25,470                             $31,229

10/99       $28,689                             $35,242

10/00       $35,024                             $35,669

LINE GRAPH: INVESCO EUROPEAN FUND -CLASS C
            GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO European Fund -Class C to the value of a $10,000 investment in the MSCI-Europe Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the eight month period ended 10/31/00.

            INVESCO European Fund -             MSCI-Europe Index(2)
            Class C

02/00       $10,000                             $10,000

10/00       $7,444                              $9,140

(1) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT
RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

(2) THE MSCI-EUROPE  INDEX IS AN UNMANAGED INDEX CONSIDERED  REPRESENTATIVE
OF EUROPEAN STOCK MARKETS. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND.

FUND MANAGEMENT

STEVEN A. CHAMBERLAIN
EUROPEAN FUND

STEVEN CHAMBERLAIN IS THE LEAD MANAGER FOR THE TEAM WHICH OVERSEES INVESCO EUROPEAN FUND. HE HOLDS A BSC DEGREE IN GEOLOGY FROM KINGSTON POLYTECHNIC AND HAS EXPERIENCE IN EQUITIES AND CURRENCY TRADING. HE JOINED INVESCO IN 1987.

FOR MORE DETAILS ON STEVEN'S CURRENT OUTLOOK FOR EUROPEAN MARKETS, PLEASE SEE PAGE 7.

INTERNATIONAL BLUE CHIP VALUE FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

Dear Shareholder:

We are pleased to report that our performance over the past 12 months benefited from a broadening of international equity markets away from the narrow group of technology and telecommunications stocks that dominated gains in 1999. By spring of 2000, investors were again looking for compelling opportunities in more traditional and attractively priced sectors.

Consumer goods, energy and financial services were clear beneficiaries -- all areas that were well represented in the fund. Our emphasis on leading companies in these more value-oriented industries also served us well during the recent period of volatility in high valuation stocks.

For the 12-month period ended October 31, 2000, International Blue Chip Value Fund-Investor Class shares delivered a gain of 2.66%, which compares favorably to a 2.66% decline in the MSCI-EAFE Index. (Of course, past performance is not a guarantee of results.)(3),(4)

--------------------------------------------------------------------------------
                      INTERNATIONAL BLUE CHIP VALUE FUND -
                          TOP 10 COMMON STOCK HOLDINGS
                      % of Total Net Assets as of 10/31/00
--------------------------------------------------------------------------------
Unilever NV New York Registered Shrs.......................................3.24%

HSBC Holdings PLC..........................................................2.95%

Nestle SA Registered Shrs..................................................2.80%

Shell Transport & Trading PLC New York Registered Shrs.....................2.74%

Koninklijke Philips Electronics NV New York Registered Shrs................2.71%

Novartis AG Registered Shrs................................................2.54%

Fuji Photo Film Ltd........................................................2.24%

ING Groep NV...............................................................2.18%

Deutsche Bank AG Registered Shrs...........................................2.15%

Total Fina Elf SA Sponsored ADR Representing
  1/2 Series B Shr.........................................................2.00%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

RECENT ROTATION TO VALUE STOCKS PAYS OFF

While our results in the first half of the period were hindered by our value focus, we were heartened to see our approach rewarded in the following six months, as investors started to revisit many of the high-quality, attractively priced stocks we own. Among our top performers were consumer goods stocks, including Switzerland's Nestle SA.

The fund's performance was also aided by our strong weighting in the financial services and energy sectors. In the financial services area, we focused on companies that benefit from healthy fee and interest income that helps insulate their businesses from downward pressures in equity markets. One standout was HSBC Holdings PLC -- a United Kingdom-based diversified financial services company serving high net worth individuals. Meanwhile, continued tight oil inventories and high energy prices helped our major oil-related holdings, including Total Fina Elf SA and Shell Transport & Trading PLC.

TRIMMING HIGH-VALUED STOCKS REWARDED

While our diversified strategy led us to invest in a number of more growth-oriented industries --including telecommunications -- we emphasized the more reasonably valued stocks within these sectors. Early in the period, we benefited from strong gains in telecom equipment makers such as Nokia Corp and LM Ericsson, but opted to sell out of these positions when their valuations became distended. This decision worked in our favor, helping us avoid subsequent corrections in these stocks.

We reallocated assets to another leading telecom equipment powerhouse, France's Alcatel SA, which proved to be one of our top-performing positions during the period. Alcatel SA continues to capitalize on its emerging reputation as a wireline digital leader, a reputation cemented by the completion of its acquisition of Newbridge Networks.

ASIA & LATIN AMERICA CONTINUE TO STRUGGLE

Outside of Europe, we have been disappointed by the recent lackluster performance of Asian and Latin American shares. The Japanese equity market, in particular, has been overshadowed by a rash of high-profile bankruptcies, especially in the financial services area, while the rest of Asia was hindered by lingering political and economic uncertainty.

Latin American stocks performed relatively well early in the period, but have been pressured more recently by the threat of a global economic slowdown. These markets appear to be pricing in a far more dismal economic outlook than global fundamentals, or equity market behavior in the United States or Europe, would suggest. We feel this pressure has been overstated, however, and we believe our Latin American holdings continue to offer compelling investment opportunities at attractive valuations.

In our opinion, the outlook for international investments remains favorable to our emphasis on large and well-established companies from a highly diversified selection of industries and regions. While valuations have retracted somewhat, we still believe there are areas susceptible to correction. For that reason, we continue to focus on identifying pockets of the global economy -- as well as individual stocks -- that offer solid long-term potential and limited valuation risk. At the same time, we continue to emphasize high-quality, stable, and growing businesses -- a strategy we believe will benefit our investors, especially if global equity markets remain volatile.

PIE CHART:  INTERNATIONAL BLUE CHIP VALUE FUND
            COUNTRY BREAKDOWN
            AS OF 10/31/00

[PIE CHART]

% OF TOTAL NET ASSETS

Japan..............................21.73%

United Kingdom.....................19.14%

Netherlands........................10.00%

France..............................7.79%

Switzerland.........................7.27%

Germany.............................6.33%

Spain...............................4.43%

Hong Kong...........................3.94%

Australia...........................3.49%

Italy...............................2.93%

Other Countries.....................9.62%

Net Cash & Cash Equivalents.........3.33%


LINE GRAPH: INVESCO INTERNATIONAL BLUE CHIP VALUE FUND - INVESTOR CLASS
            GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO International Blue Chip Value Fund - Investor Class to the value of a $10,000 investment in the MSCI-EAFE Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (10/98) through 10/31/00.

            INVESCO International Blue Chip Value Fund -    MSCI-EAFE Index(4)
            Investor Class

10/98       $10,000                                         $10,000

10/99       $11,199                                         $12,337

10/00       $11,497                                         $12,009


LINE GRAPH: INVESCO INTERNATIONAL BLUE CHIP VALUE FUND -CLASS C
            GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO International Blue Chip Value Fund -Class C to the value of a $10,000 investment in the MSCI-EAFE Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the eight month period ended 10/31/00.

            INVESCO International Blue Chip Value Fund -    MSCI-EAFE Index(4)
            Class C

02/00       $10,000                                         $10,000

10/00       $9,237                                          $8,969

(3) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT
RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

(4) THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF EUROPEAN/AUSTRALIAN/FAR EASTERN STOCK MARKETS. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND.

FUND MANAGEMENT

JOHN D. ROGERS, CFA
INTERNATIONAL BLUE CHIP VALUE FUND

JOHN ROGERS LEADS THE PORTFOLIO MANAGEMENT TEAM FOR INVESCO INTERNATIONAL BLUE CHIP VALUE FUND. JOHN SERVES AS THE CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER FOR INVESCO'S GLOBAL INVESTMENT MANAGEMENT COMPANY IN THE UNITED STATES. HE HAS A BA IN HISTORY FROM YALE UNIVERSITY AND AN MA IN EAST ASIAN STUDIES FROM STANFORD UNIVERSITY.

Questions and Answers

AN INTERVIEW WITH EUROPEAN MANAGER STEVEN CHAMBERLAIN

STEVEN CHAMBERLAIN MANAGES INVESCO EUROPEAN FUND

Leaving no stone unturned in the pursuit of growth

STEVEN, WHAT IS YOUR CURRENT OUTLOOK FOR THE EUROPEAN ECONOMIC ENVIRONMENT?

STEVEN: The European investment climate looks favorable. Economic growth in the euro zone continues at a healthy clip, supported by vigorous business and strong consumer confidence. Europe is expected to deliver economic growth of around 3% in 2001, less robust than we saw in the first half of this year but still a strong rate. At the same time, inflation remains fairly low despite the recent pressures from oil prices and the falling euro. And we believe the euro could stabilize next year, with a narrowing of growth and interest rate differentials favoring U.S. dollar-denominated investments. Overall, this combination of healthy economic growth and benign inflation should provide a stable platform for further market gains.

WHERE ARE YOU FINDING INVESTMENT OPPORTUNITIES IN THE CURRENT ENVIRONMENT?

STEVEN: Our focus, as always, is on high-quality growth companies either operating in growth markets or those that are taking market share away from competitors. We continue to find these companies in many different industries across Europe, including New Economy areas, such as technology, as well as economic sectors not traditionally associated with growth investing, such as industrial products.

THE PAST SIX MONTHS HAVE BEEN CHALLENGING FOR TECHNOLOGY STOCKS. HAS THE RECENT VOLATILITY AFFECTED YOUR LONG-TERM VIEW ON TECHNOLOGY INVESTING?

STEVEN: Not at all. Technology continues to transform our lives and the way we do business, and we remain very optimistic about the long-term opportunities created by these changes. That said, we recognize that technology companies are not immune to short-term economic cycles -- a fact demonstrated by the recent slowdown in a number of technology niches. If anything, however, we think these periods of market consolidation can create exciting opportunities for top-quality companies. For this reason, our goal is to identify long-term winners -- firms that dominate their industries and use periods of slower growth to build on their leadership. These include large, well-known companies such as Nokia Corp, as well as smaller companies that dominate powerful niches. One example of the latter is Germany's Aixtron, which makes specialized equipment used to manufacture compound semiconductors. Aixtron continues to extend its leadership in a market that is growing 50% a year, and we anticipate even greater opportunities as compound semiconductors replace more traditional silicon chips.

WHAT ABOUT GROWTH OPPORTUNITIES OUTSIDE THE TECHNOLOGY SECTOR?

STEVEN: The health care sector is another dynamic growth area. While many of the dominant pharmaceutical companies are now quite expensive, we've been able to find some compelling growth opportunities in dominant medical equipment companies, which are well represented in Europe. One standout is Switzerland's Synthes-Stratec, a leading provider of implants and devices that treat orthopedic injuries. The company continues to develop new products and technology, and we remain upbeat on its prospects.

CAN YOU GIVE US SOME EXAMPLES OF PROMISING GROWTH OPPORTUNITIES IN LESS TRADITIONAL GROWTH INDUSTRIES?

STEVEN: I mentioned industrial products -- INVESCO European Fund is currently overweight in the industrial products area. But this doesn't mean we're investing in smokestack industries such as steel or chemicals. Instead, we've identified leading companies in fast-growing market niches. Vestas Wind Systems A/S, for example, is expanding rapidly through the sale of wind turbines. The wind power market is growing at 30% a year as governments and industry groups seek out renewable and environmentally friendly energy sources.

Another trend we're following is the expanded outsourcing of business operations, which includes everything from inventory management to the delivery of components. On average, U.S. companies outsource 65% of their logistics costs to outside firms, which have the core competencies and economies of scale to handle these processes more efficiently. While European companies outsource less than 25% of these costs, that share is expected to rise as management recognizes the potential cost savings. To take advantage of this trend, we've invested in companies such as Thiel Logistik AG of Luxembourg and Altran Technologies SA of France. Altran, in particular, is the European leader in managing research and development projects for other companies. It's growing at more than 40% per year, and we are excited about its long-term prospects.

IS THERE A COMMON THREAD CONNECTING ALL OF THESE COMPANIES?

STEVEN: We've invested in all of them because we believe they can deliver above-average earnings growth over a sustained period of time, three years or longer. They are precisely the kind of companies we believe can provide superior long-term returns for our shareholders.

"OUR FOCUS, AS ALWAYS, IS ON HIGH-QUALITY GROWTH COMPANIES EITHER OPERATING
IN GROWTH MARKETS OR THOSE THAT ARE TAKING MARKET SHARE AWAY FROM  COMPETITORS."
- STEVEN CHAMBERLAIN

SINCE THE FUNDS ARE ACTIVELY MANAGED, HOLDINGS WILL CHANGE OVER TIME.

MARKET HEADLINES:

"EUROPE, IN PARTICULAR, CONTINUES TO EXPERIENCE ITS STRONGEST EXPANSION IN A DECADE, SUPPORTED BY TECHNOLOGICAL INNOVATION, DEREGULATION, AND CROSS-BORDER CONSOLIDATION."

MARKET OVERVIEW:
NOVEMBER 1999 TO NOVEMBER 2000

The past 12 months saw tremendous swings in international markets, reflecting shifting assessments of global economic risks and changing appetites for high-valuation growth stocks. For the first half of the period, market gains were led by New Economy shares in booming economic sectors such as technology and telecommunications. But with the global economy firing on all cylinders, the threat of higher interest rates soon led investors to question the lofty valuations on many of these stocks. By March, investors were rotating out of growth shares, triggering a sharp correction in the U.S. Nasdaq Composite Index and other New Economy stocks overseas.

This sell-off appeared overdone in many cases, and shares rebounded as investors again recognized their solid fundamentals and appealing growth potential. Yet markets remained extremely volatile through the summer and fall. Investors weighed the risk high valuations on some New Economy stocks against the threat of a global economic slowdown and corresponding pressure on corporate earnings. While most of the negative company-specific news came out of the United States, these reports cast a heavy cloud over markets worldwide. Adding to the uncertainty was a surge in oil prices, the ongoing slide in the euro currency, and a spate of profit and revenue warnings from a number of high-profile technology companies.

These pressures fell especially hard on cyclically sensitive businesses such as retailing and capital goods manufacturing. Yet New Economy companies were not immune, and struggled amid concerns that growth in these technology-related sectors -- while still strong -- may not keep pace with investors' earlier expectations.

EUROPEAN GROWTH REMAINS STRONG DESPITE EURO WEAKNESS

Despite these pressures, the international economic climate looks generally positive. Europe, in particular, continues to experience its strongest expansion in a decade, supported by technological innovation, deregulation, and cross-border consolidation. Inflation remains relatively benign outside the energy sector, and interest rate pressures appear to have eased.

Most worrisome for Europe has been the chronic weakness of the fledgling euro currency. While global central banks have taken steps to intervene on behalf of the currency, the euro's weakness is unlikely to gain much support as long as relative interest rates and financial market performance continue to favor the United States and U.S. dollar-denominated investments.

EMERGING MARKETS BUFFETED BY VOLATILITY

While Asian economic recoveries remained on track, global investors' appetite for the region's investments has been soured by lingering political uncertainty and entrenched structural imbalances. In particular, a rash of high corporate bankruptcies in both Japan and South Korea were hard for markets to digest. The exception was China, which remained one of the world's top-performing markets for the period, supported by its ongoing economic recovery.

Latin American markets performed somewhat better, supported by their correlation with U.S. equities. By summer, however, fears of a global economic slowdown reduced investors' appetites for riskier investments, triggering a sell-off in Latin American shares. Indeed, some hard-hit stocks in Asia and Latin America appeared to be pricing in a global recession -- despite the fact that global economic growth remains generally healthy, albeit less robust than it was a year ago.

STOCK-PICKER'S MARKET

Looking ahead, we recognize that markets could remain volatile as investors assess the earnings climate. If anything, however, we believe this environment will make investors more discriminating in their choice of investments and will reward stock pickers, such as ourselves, who can identify companies able to perform in any kind of economy.

INVESTMENT HOLDINGS
STATEMENT OF INVESTMENT SECURITIES
INVESCO International Funds, Inc.
October 31, 2000


                                                        SHARES,
                                                       UNITS OR
                                     INDUSTRY         PRINCIPAL
%     DESCRIPTION                        CODE            AMOUNT           VALUE
--------------------------------------------------------------------------------

European Fund
92.60 COMMON STOCKS
1.85  DENMARK
      Vestas Wind Systems A/S              MS           300,000    $ 16,228,035
================================================================================
3.56  FINLAND
      Elisa Communicion Oyj A Shrs         TL           216,204       5,992,423
      Nokia Oyj                            CM           613,600      25,219,036
================================================================================
                                                                     31,211,459
15.80 FRANCE
      A Novo                               SC            27,000       3,961,428
      Alcatel SA                           CM           379,000      23,097,185
      Altran Technologies SA               EC            90,100      18,397,234
      AXA                                  IU           108,333      14,324,396
      Banque Nationale de Paris
        Paribas SA                         BM           120,000      10,333,939
      Canal Plus                           BR            45,000       6,503,211
      Carrefour SA                         RF            80,000       5,363,613
      Dassault Systemes SA                 CO           112,100       8,537,184
      France Telecom SA                    TL            40,000       4,176,973
      Havas Advertising SA                 SS           250,000       4,023,981
      Lagardere SCA                        SS           140,000       7,938,622
      NRJ Group(a)                         BR           100,000       3,305,640
      Sidel SA                             MD            70,000       3,675,617
      Studio Canal(a)                      PI           125,358       1,106,098
      Thomson CSF                          AE           250,000      11,209,510
      Total Fina Elf SA Series B Shrs      OI            88,074      12,586,247
================================================================================
                                                                    138,540,878
6.38  GERMANY
      Aixtron AG                           ES            91,000      12,479,893
      Consors Discount Broker AG(a)        IV            90,000       7,246,980
      Direkt Anlage Bank AG(a)             IV           100,000       4,475,328
      EM.TV & Merchandising AG             BR           280,320       8,313,597
      Intershop Communications AG(a)       CN            83,600       3,684,687
      Kamps AG                             FD           109,870       1,746,109
      Siemens AG                           MS            60,000       7,630,943
      Wedeco AG Water Technology(a)        UW           280,000      10,406,833
================================================================================
                                                                     55,984,370
0.90  IRELAND
      SmartForce PLC Sponsored ADR
        Representing Ord Shrs(a)           CO           156,500       7,876,352
================================================================================
0.55  ISRAEL
      Card-Guard Scientific Survival
        Ltd(a)                             ME            79,700       4,798,134
================================================================================
1.31  ITALY
      Banca Fideuram SpA                   FN           750,000      11,518,884
================================================================================
0.73  LUXEMBOURG
      Thiel Logistik AG(a)                 CO            40,560       6,393,742
================================================================================

                                                        SHARES,
                                                       UNITS OR
                                     INDUSTRY         PRINCIPAL
%     DESCRIPTION                        CODE            AMOUNT           VALUE
--------------------------------------------------------------------------------

5.57  NETHERLANDS
      ASM Lithography Holding NV(a)        CY           400,000    $ 10,920,478
      ING Groep NV                         IU           200,000      13,717,558
      Koninklijke Philips Electronics NV   EO           326,640      12,821,390
      QIAGEN NV(a)                         BH           113,200       4,845,390
      Teleplan International NV(a)         CO           180,000       6,560,424
================================================================================
                                                                     48,865,240
3.45  NORWAY
      Tomra Systems ASA                    PC           753,996      30,239,289
================================================================================
0.20  PORTUGAL
      M Accoes Portugal Closed-End
        Fund(a)(b)                         IC            90,000       1,742,830
================================================================================
3.80  SPAIN
      Banco Santander Central Hispano SA   BM         1,560,000      15,100,164
      Telefonica Publicidad e Infomacion
         SA                                SA           720,000       4,882,176
      Telefonica SA(a)                     TN           371,000       7,065,907
      TelePizza SA(a)                      RS         1,650,400       6,308,944
================================================================================
                                                                     33,357,191
9.71  SWEDEN
      Assa Abloy AB Series B Shrs          MV         1,005,301      18,460,617
      Framtidsfabriken AB(a)               CO           248,000         650,938
      LGP Telecom Holding AB               MT           200,000       4,990,020
      OM Gruppen AB                        FN           250,000       8,907,186
      Securitas AB Series B Shrs           SS           402,500       8,556,138
      Skandia Forsakrings AB               IU           600,000      10,149,701
      Telefonaktiebolaget LM Ericsson AB
        Series B Shrs                      CM         2,020,000      26,812,375
      Telelogic AB(a)                      CO         1,000,000       6,586,826
================================================================================
                                                                     85,113,801
10.82 SWITZERLAND
      Actelion Ltd(a)                      HD             6,825       3,017,560
      Adecco SA Registered Shrs            SC             7,257       5,016,657
      Charles Voegele Holding AG           FT            75,000      14,098,215
      Kudelski SA Bearer Shrs(a)           EI            12,720      17,119,404
      Leica Geosystems AG(a)               EI            44,000      12,479,840
      Straumann Holding AG Registered Shrs ME             5,000      10,803,070
      Swisslog Holding AG Registered Shrs  MS            17,200       9,469,996
      Synthes-Stratec Inc                  ME            20,000      12,735,665
      Unaxis Holding AG Registered Shrs(a) ES            22,000       5,291,697
      Zurich Financial Services AG         IU            10,000       4,838,441
================================================================================
                                                                     94,870,545
26.22 UNITED KINGDOM
      Advanced Medical Solutions Group
        PLC(a)                             HD           309,091          73,608
      ARM Holdings PLC(a)                  ES         1,000,000       9,874,280
      Arsenal Football Club PLC(a)         ET                 2           8,132
      Autonomy Corp PLC(a)                 CO           439,035      22,440,800
      Baltimore Technologies PLC(a)        CO           250,000       1,925,848
      Bookham Technology PLC(a)            ES            95,000       3,130,074
      BP Amoco PLC                         OI         1,600,000      13,580,039
      British Sky Broadcasting PLC(a)      CA           300,000       4,334,519
      Celltech Group PLC(a)                BH            31,500         626,654

                                                        SHARES,
                                                       UNITS OR
                                     INDUSTRY         PRINCIPAL
%     DESCRIPTION                        CODE            AMOUNT           VALUE
--------------------------------------------------------------------------------

      CGNU PLC                             IU           600,000    $  8,033,017
      COLT Telecom Group PLC(a)            TN           245,000       7,826,819
      Dialog Semiconductor PLC(a)          ES           152,289       3,485,164
      Glaxo Wellcome PLC                   HD           300,000       8,642,899
      Granada Media PLC(a)                 LT           502,855       2,928,085
      HSBC Holdings PLC                    BM           700,000       9,981,736
      InTechnology PLC(a)                  CO         1,105,000       5,086,489
      Manchester United PLC                ET         3,000,000       9,670,986
      Misys PLC                            CO           610,710       6,367,310
      Morse Holdings PLC                   CO           200,000       1,684,436
      NDS Group PLC Sponsored ADR
        Representing Ord Shrs(a)           SS            74,000       5,550,000
      Pace Micro Technology PLC            EI           300,000       2,143,300
      Prudential PLC                       IU           350,000       4,711,339
      Psion PLC                            CY           585,380       3,544,626
      Sage Group PLC                       CO           600,000       4,382,438
      SmithKline Beecham PLC               HD           650,000       8,400,399
      Spirent PLC                          EI         1,160,000      10,763,546
      TeleCity PLC(a)                      CO         1,098,281      12,423,600
      Turbo Genset PLC(a)                  EO           400,000      13,010,816
      Vodafone Group PLC                   TC         7,486,106      31,171,373
      WPP Group PLC                        SA         1,050,000      14,103,521
================================================================================
                                                                    229,905,853
1.75  UNITED STATES
      Maxim Pharmaceuticals(a)             BH           225,000       9,984,375
      OpenTV Corp Class A Shrs(a)          CO           200,000       5,375,000
================================================================================
                                                                     15,359,375
      TOTAL COMMON STOCKS (Cost $675,246,844)                       812,005,978
================================================================================
3.96  PREFERRED STOCKS
3.96  GERMANY
      Marschollek, Lautenschlaeger
        und Partner AG Pfd                 IL           110,000      14,871,142
      Porsche AG Pfd                       AM             3,500      11,777,402
      SAP AG Pfd                           CO            40,000       8,052,539
================================================================================
      TOTAL PREFERRED STOCKS (Cost $17,548,511)                      34,701,083
================================================================================
3.44  SHORT-TERM INVESTMENTS
3.44  UNITED STATES
0.57  Commercial Paper
      American Express Credit, 6.580%,
        11/3/2000 (Cost $5,000,000)        CF        $5,000,000       5,000,000
================================================================================
1.15  Investment Companies
      INVESCO Treasurer's Series Money
        Market Reserve Fund, 6.420%
        (Cost $10,065,912)                 IC        10,065,912      10,065,912
================================================================================

                                                        SHARES,
                                                       UNITS OR
                                     INDUSTRY         PRINCIPAL
%     DESCRIPTION                        CODE            AMOUNT           VALUE
--------------------------------------------------------------------------------

1.72  Repurchase Agreements
      Repurchase  Agreement with
        State Street dated 10/31/2000
        due 11/1/2000 at 6.450%,
        repurchased at $15,082,702
        (Collateralized by US Treasury
        Notes, due 10/31/2002 at 5.750%,
        value $15,391,500)
        (Cost $15,080,000)                 RA       $15,080,000   $  15,080,000
================================================================================
      TOTAL SHORT-TERM INVESTMENTS (Cost $30,145,912)                30,145,912
================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
      (Cost $722,941,267)
      (Cost for Income Tax Purposes $729,729,033)                 $ 876,852,973
================================================================================

INTERNATIONAL BLUE CHIP VALUE FUND
94.28 COMMON STOCKS
3.51  AUSTRALIA
      National Australia Bank Ltd          BE            90,000   $   1,249,898
      News Corp Ltd                        ET            30,000         313,718
      Rio Tinto Ltd                        GP            45,594         625,685
================================================================================
                                                                      2,189,301
1.29  CANADA
      Barrick Gold                         GP            60,000         802,500
================================================================================
7.84  FRANCE
      Alcatel SA Sponsored ADR
        Representing Ord Shrs              CM            12,000         748,500
      AXA                                  IU             2,753         364,017
      AXA Sponsored ADR Representing
        1/2 Shr                            IU             4,000         265,750
      Compagnie Generale des
        Etablissements Michelin Series
        B Shrs                             AP            18,000         520,257
      Societe Generale Series A Shrs       BM            18,000       1,020,680
      Total Fina Elf SA Sponsored ADR
        Representing 1/2 Series B Shr      OI            17,537       1,256,088
      Vivendi SA                           SF            10,000         717,917
================================================================================
                                                                      4,893,209
4.90  GERMANY
      BASF AG                              CD            29,000       1,135,614
      Deutsche Bank AG Registered Shrs     BM            16,500       1,349,311
      Siemens AG                           MS             4,500         572,321
================================================================================
                                                                      3,057,246
3.96  HONG KONG
      Cheung Kong Holdings Ltd             RE            75,000         829,423
      China Mobile Ltd(a)                  TC           140,000         902,027
      MTR Corp Ltd(a)                      RR           500,000         740,470
================================================================================
                                                                      2,471,920
2.95  ITALY
      San Paolo-IMI SpA Sponsored ADR
        Representing 2 Ord Shrs            BM            28,000         903,000
      Telecom Italia SpA Sponsored ADR
        Representing 10 Ord Shrs           TN             8,000         940,000
================================================================================
                                                                      1,843,000

                                                        SHARES,
                                                       UNITS OR
                                     INDUSTRY         PRINCIPAL
%     DESCRIPTION                        CODE            AMOUNT           VALUE
--------------------------------------------------------------------------------

21.86 JAPAN
      Bank of Tokyo-Mitsubishi Ltd         BE            80,850   $     969,252
      Canon Inc                            OE            20,000         793,113
      Canon Inc Sponsored ADR
        Representing Ord Shrs              OE            15,000         608,437
      Fuji Photo Film Ltd                  PI            38,000       1,409,470
      Hitachi Ltd Sponsored ADR
        Representing 10 Cmn Shrs           EE             7,000
        780,500
      Ito-Yokado Ltd                       RF            23,000       1,038,465
      Kyocera Corp                         EI             8,400       1,092,408
      Mitsubishi Heavy Industries Ltd      MD           200,000         776,628
      Nintendo Co Ltd                      TY             6,000         991,849
      Nippon Telegraph & Telephone
        Sponsored ADR Representing
        1/200 Ord Shr                      TN            25,000       1,142,187
      Shin-Etsu Chemical Ltd               CD            25,000       1,025,735
      Sony Corp Sponsored ADR
        Representing Ord Shrs              EO            13,400       1,112,200
      Takefuji Corp                        CF            10,000         989,102
      Toyota Motor                         AM            23,000         918,399
================================================================================
                                                                     13,647,745
2.32  MEXICO
      Grupo Modelo SA de CV Series C Shrs  BA           200,000         532,888
      Telefonos de Mexico SA Sponsored ADR
        Representing 20 Series L Shrs      TN            17,000         916,938
================================================================================
                                                                      1,449,826
10.06 NETHERLANDS
      ABN AMRO Holding NV Sponsored ADR
        Representing Ord Shrs              BM            50,000       1,171,875
      ING Groep NV                         IU            20,000       1,371,756
      Koninklijke Philips Electronics
        NV New York Registered Shrs
        Representing Ord Shrs              EO            42,680       1,704,532
      Unilever NV New York Registered Shrs CG            39,999       2,032,449
================================================================================
                                                                      6,280,612
1.38  PORTUGAL
      BPI-SGPS SA Registered Shrs          IV             9,600          31,165
      Portugal Telecom SA Sponsored ADR
        Representing Ord Shrs              TN            95,000         831,250
================================================================================
                                                                        862,415
1.77  SOUTH KOREA
      Korea Telecom Sponsored ADR
        Representing 1/2 Ord Shr           TN            30,000       1,106,250
================================================================================
4.45  SPAIN
      Banco Popular Espanol SA             BE            22,000         657,314
      Repsol-YPF SA Sponsored ADR
        Representing Ord Shrs              OI            75,000       1,195,312
      Telefonica SA Sponsored ADR
        Representing 3 Ord Shrs(a)         TN            16,000         927,000
================================================================================
                                                                      2,779,626
7.31  SWITZERLAND
      Nestle SA Registered Shrs            FD               850       1,760,886
      Novartis AG Registered Shrs          HD             1,050       1,592,431

                                                        SHARES,
                                                       UNITS OR
                                     INDUSTRY         PRINCIPAL
%     DESCRIPTION                        CODE            AMOUNT           VALUE
--------------------------------------------------------------------------------

      Zurich Financial Services AG         IU             2,500     $ 1,209,610
================================================================================
                                                                      4,562,927
1.43  TAIWAN
      Taiwan Semiconductor Manufacturing
        Ltd Sponsored ADR Representing 5
        Ord Shrs(a)                        ES            39,320         892,073
================================================================================
19.25 UNITED KINGDOM
      Abbey National PLC                   FN            50,000         690,474
      British Telecommunications PLC       TN            24,980         293,090
      British Telecommunications PLC
        Sponsored ADR Representing 10
        Ord Shrs                           TN             4,500         535,500
      Corus Group PLC Sponsored ADR
        Representing 10 Ord Shrs           IS            40,000         360,000
      Diageo PLC                           BA           125,000       1,180,739
      Glaxo Wellcome PLC                   HD            20,000         576,193
      Glaxo Wellcome PLC Sponsored ADR
        Representing 2 Ord Shrs            HD            10,000         581,875
      HSBC Holdings PLC                    BM           130,000       1,853,751
      Marks & Spencer PLC                  RD           175,000         487,906
      Peninsular & Oriental Steam
        Navigation Deferred Shrs           AF           130,000         536,115
      Royal Bank of Scotland Group PLC     BM            49,040       1,101,634
      Royal Bank of Scotland Group PLC
        Value Shrs(a)                      BM            49,040          58,037
      Shell Transport & Trading PLC New
        York Registered Shrs Sponsored
        ADR Representing 6 Ord Shrs        OI            35,000       1,721,562
      SmithKline Beecham PLC               HD            44,900         580,274
      SmithKline Beecham PLC Sponsored ADR
        Representing 5 Ord Shrs            HD             8,000         521,500
      Vodafone Group PLC                   TC           225,000         936,877
================================================================================
                                                                     12,015,527
      TOTAL COMMON STOCKS (Cost $57,745,483)                         58,854,177
================================================================================
2.96  PREFERRED STOCKS
1.49  BRAZIL
      Petroleo Brasileiro SA Sponsored ADR
        Representing 1 Pfd Shr             OM            35,000         928,182
================================================================================
1.47  GERMANY
      SAP AG Sponsored ADR Representing
        1/4 Pfd Shr                        CO            18,000         918,000
================================================================================
      TOTAL PREFERRED STOCKS (Cost $1,662,037)                        1,846,182
================================================================================
2.76  SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
2.76  UNITED STATES
      Repurchase Agreement with State
        Street dated  10/31/2000 due
        11/1/2000 at 6.450%, repurchased
        at $1,726,309 (Collaterized by US
        Treasury Inflationary Index Bonds,
        due 4/15/2028 at 3.625%, value
        $1,756,268) (Cost $1,726,000)      RA        $1,726,000       1,726,000
================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
      (Cost $61,133,520)
      (Cost for Income Tax Purposes $61,611,318)                    $62,426,359
================================================================================
(a)   Security is non-income producing.

(b)   The following is a restricted security at October 31, 2000:

SCHEDULE OF RESTRICTED OR ILLIQUID
  SECURITIES
                                                                       VALUE AS
                                 ACQUISITION      ACQUISITION              % OF
DESCRIPTION                             DATE             COST        NET ASSETS
--------------------------------------------------------------------------------
EUROPEAN FUND
M Accoes Portugal Closed-End Fund   2/4/1998   $    1,917,627            0.19 %

SUMMARY OF INVESTMENTS BY INDUSTRY

                                                           % OF
                                   INDUSTRY          INVESTMENT
INDUSTRY                               CODE          SECURITIES           VALUE
--------------------------------------------------------------------------------
EUROPEAN FUND

Aerospace & Defense                      AE                1.28%  $  11,209,510
Automobiles                              AM                1.34      11,777,402
Banks - Money Center                     BM                4.04      35,415,839
Biotechnology - Health Care              BH                1.76      15,456,419
Broadcasting                             BR                2.07      18,122,448
Cable                                    CA                0.49       4,334,519
Communications - Equipment &
  Manufacturing                          CM                8.57      75,128,596
Computer Software & Services             CO               11.90     104,343,926
Computer Systems                         CY                1.65      14,465,104
Computers - Networking                   CN                0.42       3,684,687
Consumer Finance                         CF                0.57       5,000,000
Electronics - Component Distributors     EO                2.95      25,832,206
Electronics - Instrumentation            EI                4.85      42,506,090
Electronics - Semiconductors             ES                3.91      34,261,108
Engineering & Construction               EC                2.10      18,397,234
Entertainment                            ET                1.10       9,679,118
Financial - Diversified                  FN                2.33      20,426,070
Foods                                    FD                0.20       1,746,109
Footwear                                 FT                1.61      14,098,215
Health Care Drugs - Pharmaceuticals      HD                2.30      20,134,466
Insurance - Life                         IL                1.70      14,871,142
Insurance - Multi-Line                   IU                6.36      55,774,452
Investment Bank/Broker Firm              IV                1.34      11,722,308
Investment Companies                     IC                1.35      11,808,742
Leisure Time                             LT                0.33       2,928,085
Machine Tools                            MT                0.57       4,990,020
Machinery - Diversified                  MD                0.42       3,675,617
Manufacturing - Diversified              MV                2.10      18,460,617
Manufacturing - Specialized              MS                3.80      33,328,974
Medical Equipment & Devices              ME                3.23      28,336,869
Oil - International Integrated           OI                2.98      26,166,286
Photography & Imaging                    PI                0.13       1,106,098
Pollution Control                        PC                3.45      30,239,289
Repurchase Agreements                    RA                1.72      15,080,000
Restaurants                              RS                0.72       6,308,944
Retail - Food Chains                     RF                0.61       5,363,613
Services - Advertising & Marketing       SA                2.16      18,985,697
Services - Commercial & Consumer         SC                1.02       8,978,085
Specialized Services                     SS                2.97      26,068,741
Telecommunications - Cellular & Wireless TC                3.55      31,171,373
Telecommunications - Long Distance       TL                1.16      10,169,396

                                                           % OF
                                   INDUSTRY          INVESTMENT
INDUSTRY                               CODE          SECURITIES           VALUE
--------------------------------------------------------------------------------
EUROPEAN FUND (CONTINUED)
Telephone                                TN               1.70%   $  14,892,726
Utilities - Water                        UW               1.19       10,406,833
================================================================================
                                                        100.00%   $ 876,852,973
================================================================================
INTERNATIONAL BLUE CHIP
  VALUE FUND
Air Freight                              AF               0.86%   $     536,115
Auto Parts & Equipment                   AP               0.83          520,257
Automobiles                              AM               1.47          918,399
Banks - Money Center                     BM              11.95        7,458,288
Banks - Regional                         BE               4.61        2,876,464
Beverages - Alcoholic                    BA               2.74        1,713,627
Chemicals - Diversified                  CD               3.46        2,161,349
Communications - Equipment &
  Manufacturing                          CM               1.20          748,500
Computer Software & Services             CO               1.47          918,000
Conglomerates                            CG               3.26        2,032,449
Consumer Finance                         CF               1.58          989,102
Electrical Equipment                     EE               1.25          780,500
Electronics - Component Distributors     EO               4.51        2,816,732
Electronics - Instrumentation            EI               1.75        1,092,408
Electronics - Semiconductors             ES               1.43          892,073
Entertainment                            ET               0.50          313,718
Financial - Diversified                  FN               1.11          690,474
Foods                                    FD               2.82        1,760,886
Gold & Precious Metals Mining            GP               2.29        1,428,185
Health Care Drugs - Pharmaceuticals      HD               6.17        3,852,273
Insurance - Multi-Line                   IU               5.14        3,211,133
Investment Bank/Broker Firm              IV               0.05           31,165
Iron & Steel                             IS               0.58          360,000
Machinery - Diversified                  MD               1.24          776,628
Manufacturing - Specialized              MS               0.92          572,321
Office Equipment & Supplies              OE               2.25        1,401,550
Oil - Domestic Integrated                OM               1.49          928,182
Oil - International Integrated           OI               6.68        4,172,962
Photography & Imaging                    PI               2.26        1,409,470
Railroads                                RR               1.19          740,470
Real Estate                              RE               1.33          829,423
Repurchase Agreements                    RA               2.76        1,726,000
Retail - Department Stores               RD               0.78          487,906
Retail - Food Chains                     RF               1.66        1,038,465
Services - Facilities & Environmental    SF               1.15          717,917
Telecommunications - Cellular & Wireless TC               2.95        1,838,904
Telephone                                TN              10.72        6,692,215
Toys                                     TY               1.59          991,849
================================================================================
                                                        100.00%$     62,426,359
================================================================================

See Notes to Financial Statements

FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
INVESCO INTERNATIONAL FUNDS, INC.
OCTOBER 31, 2000

                                                                  INTERNATIONAL
                                                EUROPEAN              BLUE CHIP
                                                    FUND             VALUE FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                               $ 722,941,267          $  61,133,520
================================================================================
  At Value(a)                              $ 876,852,973          $  62,426,359
Cash                                               2,653                  8,049
Foreign Currency (Cost $2,755,210 and
   $20,449, respectively)                      2,748,500                 19,682
Receivables:
  Investment Securities Sold                   6,857,739                958,937
  Fund Shares Sold                            14,694,141                756,338
  Dividends and Interest                         909,474                123,065
Prepaid Expenses and Other Assets                 45,251                 36,477
================================================================================
TOTAL ASSETS                                 902,110,731             64,328,907
================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased              3,378,581              1,441,598
  Fund Shares Repurchased                        781,592                 61,056
Depreciation on Forward Foreign Currency
  Contracts                                       78,414                  5,884
Accrued Distribution Expenses
  Investor Class                                 182,712                 12,424
  Class C                                          1,289                    693
Accrued Expenses and Other Payables              163,589                 17,831
================================================================================
TOTAL LIABILITIES                              4,586,177              1,539,486
================================================================================
NET ASSETS AT VALUE                        $ 897,524,554          $  62,789,421
================================================================================
NET ASSETS
Paid-in Capital(b)                         $ 693,857,430          $  56,939,938
Accumulated Undistributed (Distributions
  in Excess of) Net Investment Income (Loss)      36,510               (279,934)
Accumulated Undistributed Net Realized Gain
  on Investment Securities and Foreign
  Currency Transactions                       49,793,607              4,844,005
Net Appreciation of Investment Securities
  and Foreign Currency Transactions          153,837,007              1,285,412
================================================================================
NET ASSETS AT VALUE, Applicable to Shares
  Outstanding                              $ 897,524,554          $  62,789,421
================================================================================
Net Assets at Value:
  Investor Class                           $ 894,943,026          $  61,707,573
================================================================================
  Class C                                  $   2,581,528          $   1,081,848
================================================================================
Shares Outstanding
  Investor Class                              41,567,777              5,531,793
  Class C                                        120,737                 97,097
NET ASSET VALUE, Offering and Redemption
  Price per Share
    Investor Class                         $       21.53          $       11.16
    Class C (excludes applicable
      contingent deferred sales charge)    $       21.38          $       11.14
================================================================================

(a)Investment  securities  at  cost  and  value  at  October  31,  2000  include repurchase agreements of $15,080,000 and $1,726,000 for European and International Blue Chip Value Funds, respectively.
(b)The Fund has 1.5 billion authorized shares of common stock, par value $0.01 per share. Of such shares, 300 million have been allocated to European Fund and 200 million to International Blue Chip Fund: 200 million to European - Investor Class, 100 million to European - Class C, 100 million to
   International Blue Chip Value - Investor Class and 100 million to International Blue Chip Value - Class C.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO INTERNATIONAL FUNDS, INC.
YEAR ENDED OCTOBER 31, 2000

                                                                  INTERNATIONAL
                                                EUROPEAN              BLUE CHIP
                                                    FUND             VALUE FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                    $ 5,990,455            $ 1,010,978
Dividends from Affiliated Investment Companies   466,478                      0
Interest                                       1,879,305                115,619
  Foreign Taxes Withheld                        (835,285)              (122,712)
================================================================================
  TOTAL INCOME                                 7,500,953              1,003,885
================================================================================
EXPENSES
Investment Advisory Fees                       6,049,699                467,780
Distribution Expenses
  Investor Class                               2,273,236                155,124
  Class C                                         18,797                  3,211
Transfer Agent Fees                            2,101,743                400,990
Administrative Services Fees                     420,028                 38,067
Custodian Fees and Expenses                      862,291                 41,965
Directors' Fees and Expenses                      39,463                 11,231
Interest Expenses                                  1,028                      0
Professional Fees and Expenses                    46,191                 22,253
Registration Fees and Expenses - Investor Class   76,267                 71,923
Reports to Shareholders                          220,862                 55,779
Other Expenses                                    55,403                  4,514
================================================================================
  TOTAL EXPENSES                              12,165,008              1,272,837
  Fees and Expenses Paid Indirectly             (799,812)               (38,586)
================================================================================
    NET EXPENSES                              11,365,196              1,234,251
================================================================================
NET INVESTMENT LOSS                           (3,864,243)              (230,366)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                       94,064,834              6,220,659
  Foreign Currency Transactions              (39,480,995)              (664,167)
================================================================================
    Total Net Realized Gain                   54,583,839              5,556,492
================================================================================
Change in Net Appreciation (Depreciation) of:
  Investment Securities                       70,277,481             (1,838,844)
  Foreign Currency Transactions              (62,936,590)            (3,205,063)
================================================================================
    Total Net Appreciation (Depreciation)      7,340,891             (5,043,907)
================================================================================
NET GAIN ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS           61,924,730                512,585
================================================================================
Net Increase in Net Assets from Operations  $ 58,060,487            $   282,219
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
EUROPEAN FUND

                                                          YEAR ENDED OCTOBER 31
--------------------------------------------------------------------------------
                                                         2000              1999
OPERATIONS
Net Investment Loss                             $  (3,864,243)    $  (3,056,849)
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions                54,583,839        15,703,473
Change in Net Appreciation of Investment
  Securities and Foreign Currency Transactions      7,340,891        68,996,802
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS         58,060,487        81,643,426
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
In Excess of Net Investment Income - Investor Class         0          (189,864)
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions -
  Investor Class                                  (13,208,928)      (60,321,278)
================================================================================
TOTAL DISTRIBUTIONS                               (13,208,928)      (60,511,142)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                1,183,853,509     2,188,396,810
  Class C                                          14,142,590                --
Reinvestment of Distributions - Investor Class     12,635,263        58,166,765
Net Assets Received from Acquisition of
  European Small Company Fund (Note 3)                     --        34,159,608
================================================================================
                                                1,210,631,362     2,280,723,183
Amounts Paid for Repurchases of Shares
  Investor Class                                 (893,225,583)   (2,427,744,259)
  Class C                                         (10,989,761)               --
================================================================================
                                                 (904,215,344)   (2,427,744,259)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                    306,416,018      (147,021,076)
================================================================================
TOTAL INCREASE (DECREASE)  IN NET ASSETS          351,267,577      (125,888,792)
NET ASSETS
Beginning of Period                               546,256,977       672,145,769
================================================================================
End of Period (Including Accumulated
  Undistributed (Distributions in Excess of)
  Net Investment Income (Loss) of $36,510 and
  ($32,101), respectively)                      $ 897,524,554     $ 546,256,977
================================================================================
                      ------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                   46,197,629       123,053,362
  Class C                                             574,115                --
Shares Issued from Reinvestment of Distributions
  - Investor Class                                    622,733         3,451,340
Shares Issued in Connection with Acquisition of
  European Small Company Fund (Note 3)                     --         2,004,619
================================================================================
                                                   47,394,477       128,509,321
Shares Repurchased
  Investor Class                                  (35,575,854)     (136,336,597)
  Class C                                            (453,378)               --
================================================================================
                                                  (36,029,232)     (136,336,597)
NET INCREASE (DECREASE) IN FUND SHARES             11,365,245        (7,827,276)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
INTERNATIONAL BLUE CHIP VALUE FUND

                                                          YEAR ENDED OCTOBER 31
--------------------------------------------------------------------------------
                                                         2000              1999
OPERATIONS
Net Investment Income (Loss)                    $    (230,366)    $      84,832
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions                 5,556,492           805,411
Change in Net Appreciation (Depreciation) of
  Investment Securities and Foreign Currency
  Transactions                                     (5,043,907)        2,355,065
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS            282,219         3,245,308
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income - Investor Class                      0           (87,004)
In Excess of Net Investment Income - Investor Class  (244,809)             (333)
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions - Investor
  Class                                            (1,260,037)                0
================================================================================
TOTAL DISTRIBUTIONS                                (1,504,846)          (87,337)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                   54,921,103        78,226,684
  Class C                                           9,077,986                --
Reinvestment of Distributions - Investor Class      1,419,208            63,471
Net Assets Received from Acquisition
  of International Growth Fund (Note 3)                    --        25,686,580
================================================================================
                                                   65,418,297       103,976,735
Amounts Paid for Repurchases of Shares
  Investor Class                                  (45,125,608)      (61,711,713)
  Class C                                          (7,990,883)               --
================================================================================
                                                  (53,116,491)      (61,711,713)
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                     12,301,806        42,265,022
================================================================================
TOTAL INCREASE IN NET ASSETS                       11,079,179        45,422,993
NET ASSETS
Beginning of Period                                51,710,242         6,287,249
================================================================================
End of Period (Including Accumulated
  Undistributed (Distributions in Excess
  of) Net Investment Income (Loss)
  of ($279,934) and $26,316, respectively)      $  62,789,421     $  51,710,242
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
INTERNATIONAL BLUE CHIP VALUE FUND (CONTINUED)


                                                          YEAR ENDED OCTOBER 31
--------------------------------------------------------------------------------
                                                         2000              1999
FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                    4,658,313         7,452,507
  Class C                                             783,904                --
Shares Issued from Reinvestment of Distributions
  - Investor Class                                    123,332             5,677
Shares Issued in Connection with Acquisition
  of International Growth Fund (Note 3)                    --         2,370,352
================================================================================
                                                    5,565,549         9,828,536
Shares Repurchased
  Investor Class                                   (3,855,021)       (5,850,884)
  Class C                                            (686,807)               --
                                                   (4,541,828)       (5,850,884)
NET INCREASE IN FUND SHARES                         1,023,721         3,977,652
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO INTERNATIONAL FUNDS, INC.

NOTE  1  - ORGANIZATION   AND   SIGNIFICANT   ACCOUNTING   POLICIES.   INVESCO
International Funds, Inc. is incorporated in Maryland and presently consists of four separate Funds: European Fund, International Blue Chip Value Fund, Latin American Growth Fund and Pacific Basin Fund (individually the "Fund" and collectively, the "Funds"). European and International Blue Chip Value Funds are presented herein. Effective June 1, 2000, International Blue Chip Fund's name changed to International Blue Chip Value Fund. On August 15, 2000, the board of directors of the Funds approved the liquidation of Latin American Growth and Pacific Basin Funds and effective November 29, 2000, Latin American Growth and Pacific Basin Funds liquidated their assets and closed. The financial statements of Latin American Growth and Pacific Basin Funds are not presented herein. The investment objectives of the Funds are: to seek capital appreciation through investments in designated geographical sectors for European Fund and to seek a high total return through capital appreciation and current income by investing in foreign companies for International Blue Chip Value Fund. INVESCO International Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective February 15, 2000, each Fund began offering an additional class of shares, referred to as Class C shares. Investor Class and Class C shares are subject to an annual distribution fee of 0.25% and 1.00%, respectively, of the Fund's annual average net assets attributable to each Class' shares. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

On May 20, 1999, shareholders of European, International Blue Chip Value and International Growth Funds approved an Agreement and Plan of Reorganization and Termination in which the following Funds merged: INVESCO Specialty Funds, Inc. - INVESCO European Small Company Fund ("Target Fund") into European Fund
("Surviving Fund") and International Growth Fund ("Target Fund") into International Blue Chip Value Fund ("Surviving Fund"). Shareholders of the Target Funds became shareholders of the Surviving Funds and received shares of the Surviving Funds equal in dollar value to the then current value of their shares in the Target Funds, effective at the close of business on June 18, 1999.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Equity securities and closed-end investment companies traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective mutual fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

Each Fund may invest in securities issued by other INVESCO Investment Companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended October 31, 2000, the European Fund invested in INVESCO Treasurer's Money Market Reserve Fund; the income from this investment is disclosed in the Statement of Operations.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/ or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. FEDERAL AND STATE TAXES - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At October 31, 2000, European Fund had $3,305,087 in net capital loss carryovers which expire in the year 2006. The capital loss carryovers from INVESCO Specialty Funds, Inc. - European Small Company Fund (which was acquired by European Fund on June 18, 1999), are subject to certain limitations under the Internal Revenue Code.

Net Capital loss carryovers utilized in 2000 by European Fund amounted to $1,658,284. To the extent future capital gains are offset by capital loss carryovers and deferred post-October 31 losses, such gains will not be distributed to shareholders.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.

E.   DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss
carryovers.   Income  distributions  and  capital  gain  distributions  are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for amortized premiums, foreign currency transactions, market discounts, nontaxable dividends, net operating losses and expired capital loss carryforwards.

For the year ended October 31, 2000, the effects of such differences were as follows:

                                                               ACCUMULATED
                                          ACCUMULATED        UNDISTRIBUTED
                                        UNDISTRIBUTED         NET REALIZED
                                                  NET       GAIN (LOSS) ON
                                           INVESTMENT           INVESTMENT         PAID-IN
FUND                                           INCOME           SECURITIES         CAPITAL
------------------------------------------------------------------------------------------
European Fund                           $   3,932,854       $      230,547    $(4,163,401)
International Blue Chip Value Fund            168,925             (169,072)           147

Net investment income (loss), net realized gains (losses) and net assets were not affected.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES - Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                          AVERAGE NET ASSETS
--------------------------------------------------------------------------------------
                                         $700         $2         $4        $6
                   $0 TO    $350 TO   MILLION    BILLION    BILLION   BILLION     OVER
                    $350       $700     TO $2      TO $4      TO $6     TO $8       $8
                 MILLION    MILLION   BILLION    BILLION    BILLION   BILLION  BILLION
--------------------------------------------------------------------------------------
European Fund    0.75%        0.65%     0.55%      0.45%      0.40%    0.375%    0.35%


                                          AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
                                      $500         $1         $2        $4         $6
                        $0 TO      MILLION    BILLION    BILLION   BILLION    BILLION     OVER
                        $500         TO $1      TO $2      TO $4     TO $6      TO $8       $8
                        MILLION    BILLION    BILLION    BILLION   BILLION    BILLION  BILLION
----------------------------------------------------------------------------------------------
International Blue
  Chip Value Fund         0.75%      0.65%      0.55%      0.45%     0.40%     0.375%    0.35%

In accordance with a Sub-Advisory Agreement between IFG and INVESCO Asset Management Limited ("IAML"), an affiliate of IFG, investment decisions of European Fund are made by IAML. A separate Sub-Advisory Agreement between IFG and INVESCO Global Asset Management (N.A.) ("IGAM"), an affiliate of IFG, provides that investment decisions of International Blue Chip Value Fund are made by IGAM. Fees for such sub-advisory services are paid by IFG.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement pursuant to Rule 12b-1 of the Act provides for financing the distribution and shareholder servicing of Class C shares of 1.00% per annum of average daily net assets. Any unreimbursed expenses IDI incurs with respect to Investor Class and Class C shares in any fiscal year can not be recovered in subsequent years. For the year/period ended October 31, 2000, amounts paid to the Distributor were as follows:

                                                INVESTOR              CLASS
FUND                                               CLASS                  C
--------------------------------------------------------------------------------
European Fund                              $   2,203,823         $   17,509
International Blue Chip Value Fund               153,324              2,518

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Prior to June 1, 2000, each Class paid an annual rate of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

A 2% redemption fee is retained by European Fund - Investor Class and International Blue Chip Value Fund - Investor Class to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than three months. The redemption fee is accounted for as an addition to Paid-in Capital by each Fund's Investor Class of shares. Total redemption fees received by European Fund
- Investor Class and International Blue Chip Value Fund - Investor Class for the year ended October 31, 2000 were $1,006,020 and $3,758.

NOTE 3 - ACQUISITION OF INVESCO SPECIALTY FUNDS, INC. - EUROPEAN SMALL COMPANY FUND ("TARGET FUND I") AND INVESCO INTERNATIONAL FUNDS, INC. - INTERNATIONAL GROWTH FUND ("TARGET FUND II"). On June 18, 1999, European Fund acquired all the net assets of Target Fund I pursuant to an Agreement and Plan of Reorganization and Termination approved by Target Fund I shareholders on May 20, 1999. The acquisition was accomplished by a tax-free exchange of 2,004,619 shares of European Fund (valued at $34,159,608) for 3,168,711 shares of Target Fund I outstanding on June 18, 1999. The Target Fund I's net assets at that date ($34,159,608), which included $3,476,753 of unrealized appreciation, were combined with those of European Fund. The aggregate net assets of European Fund and Target Fund I immediately before the acquisition were $543,756,820 and $34,159,608, respectively. The net assets of European Fund after the acquisition were $577,916,428.

On June 18, 1999, International Blue Chip Value Fund acquired all the net assets of Target Fund II pursuant to an agreement and Plan of Reorganization and Termination approved by Target Fund II shareholders on May 20, 1999. The acquisition was accomplished by a tax-free exchange of 2,370,352 shares of International Blue Chip Value Fund (valued at $25,686,580) for 2,548,476 shares of Target Fund II outstanding on June 18, 1999. The Target Fund II's net assets at that date ($25,686,580) which included $3,967,054 of unrealized appreciation, were combined with those of International Blue Chip Value Fund. The aggregate net assets of International Blue Chip Value Fund and Target Fund II immediately before the acquisition were $24,684,034 and $25,686,580, respectively. The net assets of International Blue Chip Value Fund after the acquisition were $50,370,615.

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended October 31, 2000, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                     PURCHASES                      SALES
--------------------------------------------------------------------------------
European Fund                         $981,001,585               $722,928,267
International Blue Chip Value Fund      45,303,683                 35,067,085

There were no purchases or sales of U.S. Government securities.

NOTE 5 - APPRECIATION AND DEPRECIATION. At October 31, 2000, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation (depreciation) by Fund were as follows:

                                                                                             NET
                                               GROSS               GROSS            APPRECIATION
FUND                                    APPRECIATION        DEPRECIATION           (DEPRECIATION)
-------------------------------------------------------------------------------------------------
European Fund                           $228,850,171       $  81,726,231           $ 147,123,940
International Blue Chip Value Fund         7,325,626           6,510,585                 815,041

NOTE 6 - TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG, IDI, IAML, or IGAM.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as of January 1, 2000, equal to 50% of the sum of the retainer fee plus the meeting attendance fees. Prior to January 1, 2000, benefits under this were based on an annual rate equal to 50% of the sum of the retainer fee at the time of retirement plus the meeting attendance fees.

Pension expenses for the year ended October 31, 2000, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                       UNFUNDED
                                      PENSION           ACCRUED         PENSION
FUND                                 EXPENSES     PENSION COSTS       LIABILITY
--------------------------------------------------------------------------------
European Fund                      $   13,168        $   17,767        $ 64,146
International Blue Chip Value Fund      1,094             5,464          14,542

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 7 - INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. Pursuant to each Fund's prospectus, each Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes. During the year ended October 31, 2000, European Fund borrowed cash at a rate of 6.05%. European Fund lent cash at a rate of 6.35%. At October 31, 2000 there were no such borrowings and/or lendings for any Fund.

NOTE 8 - LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance on prevailing market rates as defined in the agreement. At October 31, 2000, there were no such borrowings.

NOTE 9 - CONTINGENT DEFERRED SALES CHARGE ("CDSC"). A 1.00% CDSC is charged by each Fund's Class C shares on redemptions or exchanges of shares held thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions). The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the period ended October 31, 2000, the Distributor received the following CDSC fees from Class C shareholders:

FUND                                                                   CDSC FEE
--------------------------------------------------------------------------------
European Fund                                                          $    991
International Blue Chip Value Fund                                           83

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO International Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO European Fund and INVESCO International Blue Chip Value Fund (two of the funds of INVESCO International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Denver, Colorado
December 5, 2000

FINANCIAL HIGHLIGHTS


EUROPEAN FUND - INVESTOR CLASS
------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                      YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------
                                                2000         1999         1998        1997       1996
PER SHARE DATA
Net Asset Value - Beginning of Period      $   18.01   $    17.62   $    17.34   $   15.85   $  14.09
======================================================================================================
INCOME FROM INVESTMENT OPERATIONS(a)
Net Investment Income (Loss)                   (0.11)       (0.09)        0.04        0.07       0.05
Net Gains on Securities
  (Both Realized and Unrealized)                4.07         2.18         3.58        2.63       3.00
======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                3.96         2.09         3.62        2.70       3.05
======================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income            0.00         0.00         0.06        0.07       0.08
In Excess of Net Investment Income(b)           0.00         0.01         0.00        0.00       0.00
Distributions from Capital Gains                0.44         1.69         3.28        1.14       1.21
======================================================================================================
TOTAL DISTRIBUTIONS                             0.44         1.70         3.34        1.21       1.29
======================================================================================================
Net Asset Value - End of Period            $   21.53   $    18.01   $    17.62   $   17.34   $  15.85
======================================================================================================

TOTAL RETURN                                  22.08%(c)    12.64%(c)    24.92%      18.07%      23.47%

RATIOS
Net Assets - End of Period ($000 Omitted)  $ 894,943   $ 546,257    $  672,146   $ 324,819   $ 300,588
Ratio of Expenses to Average Net Assets(d)     1.33%       1.56%         1.34%       1.25%       1.36%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                       (0.42%)     (0.48%)        0.24%       0.33%       0.37%
Portfolio Turnover Rate                          84%         90%          102%         90%         91%

(a) The per share information was computed using average shares for the years ended October 31, 2000 and 1999.
(b) Distributions in Excess of Net Investment Income for the years ended October 31, 1998, aggregated less than $0.01 on a per share basis.
(c) The applicable redemption fees are not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian and transfer agent fees).

FINANCIAL HIGHLIGHTS

EUROPEAN FUND - CLASS C
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      PERIOD
                                                                       ENDED
                                                                  OCTOBER 31
--------------------------------------------------------------------------------
                                                                        2000(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                             $    28.72
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                                    (0.04)
Net Losses on Securities (Both Realized and Unrealized)                (7.30)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                       (7.34)
================================================================================
Net Asset Value-- End of Period                                   $    21.38
================================================================================
TOTAL RETURN(b)                                                      (25.56%)(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                         $    2,582
Ratio of Expenses to Average Net Assets(d)                             2.08%(e)
Ratio of Net Investment Loss to Average Net Assets                    (0.88%)(e)
Portfolio Turnover Rate                                                  84%(f)

(a) From February 15, 2000, since inception of Class C, to October 31, 2000.
(b) The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e) Annualized
(f) Portfolio Turnover  is  calculated  at  the  Fund  level,   and  therefore,
    represents the year ended October 31, 2000.

INTERNATIONAL  BLUE  CHIP  VALUE  FUND - INVESTOR  CLASS
--------------------------------------------------------------------------------
(FOR A  FUND  SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       PERIOD
                                                                        ENDED
                                         YEAR ENDED OCTOBER 31     OCTOBER 31
--------------------------------------------------------------------------------
                                           2000          1999            1998(a)
PER SHARE DATA
Net Asset Value - Beginning of Period  $  11.23       $ 10.02        $  10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)              (0.01)         0.02            0.00
Net Gains on Securities (Both Realized
  and Unrealized)                          0.27          1.21            0.02
================================================================================
TOTAL FROM INVESTMENT OPERATIONS           0.26          1.23            0.02
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income       0.00          0.02            0.00
In Excess of Net Investment Income         0.05          0.00            0.00
Distributions from Capital Gains           0.28          0.00            0.00
================================================================================
TOTAL DISTRIBUTIONS                        0.33          0.02            0.00
================================================================================
Net Asset Value - End of Period        $  11.16       $ 11.23        $  10.02
================================================================================

TOTAL RETURN                              2.66%(b)     11.77%(b)        0.20%(c)

RATIOS
Net Assets - End of Period ($000
  Omitted)                             $ 61,708       $51,710        $ 6,287
Ratio of Expenses to Average Net
  Assets(d)(e)                            2.04%         2.09%          0.90%(f)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(d)               (0.37%)        0.30%          6.16%(f)
Portfolio Turnover Rate                     59%          112%             0%(c)

(a) From October 28, 1998, commencement of investment operations, to October 31, 1998.
(b) The applicable redemption fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Various expenses of the Class were voluntarily absorbed by IFG and IGAM for the year ended October 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.56% and ratio of net investment loss to average net assets would have been (0.17%).
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized

FINANCIAL HIGHLIGHTS

INTERNATIONAL BLUE CHIP  VALUE  FUND - CLASS C
--------------------------------------------------------------------------------
(FOR A FUND  SHARE  OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      PERIOD
                                                                       ENDED
                                                                  OCTOBER 31
--------------------------------------------------------------------------------
                                                                        2000(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                             $    12.06
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                    (0.04)
Net Losses on Securities (Both Realized and Unrealized)                (0.88)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                       (0.92)
================================================================================
Net Asset Value - End of Period                                   $    11.14
================================================================================

TOTAL RETURN(c)                                                       (7.63%)(d)

RATIOS
Net Assets - End of Period ($000 Omitted)                         $    1,082
Ratio of Expenses to Average Net Assets(e)                             2.47%(f)
Ratio of Net Investment Loss to Average Net Assets                    (0.56%)(f)
Portfolio Turnover Rate                                                  59%(g)

(a) From February 15, 2000, since inception of Class C, to October 31, 2000.
(b) The per share information was computed using average shares.
(c) The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio  Turnover  is  calculated  at  the  Fund  level,   and  therefore,
    represents the year ended October 31, 2000.

WE'RE EASY TO STAY IN TOUCH WITH:

Investor Services: 1-800-525-8085
Personal Account Line: 1-800-424-8085
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc., (SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.

AINT  9058  12/00